Other Financial Statement Disclosures - Long Term Debt, Narrative (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended
	Feb. 08, 2017	Jan. 03, 2017	Dec. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Jan. 09, 2017
Debt Instrument [Line Items]
Letters of credit issued				$ 7.3
Minimum percentage of shareholders equity				60.00%
Loss on extinguishment of debt				$ 0.0	$ (0.2)
Subject Notes [Member]
Debt Instrument [Line Items]
Early repayment of debt		$ 32.8	$ 490.5
Aggregate amount of debt paid		34.6	463.9
Loss on extinguishment of debt			(33.6)
Payment for Debt Extinguishment or Debt Prepayment Cost			5.9
Debt instrument, face amount of tender offer			750.0
Debt Instrument Redemption Amount as Percentage of Principal				100.00%
Subject Notes [Member] | 5% Senior Notes, due September 2017 [Member]
Debt Instrument [Line Items]
Early repayment of debt	$ 94.0
Aggregate amount of debt paid		0.1	265.5
Principal amount							$ 92.1
Subject Notes [Member] | 7.875% Senior Notes, due August 2019 [Member]
Debt Instrument [Line Items]
Aggregate amount of debt paid		0.9	186.7
Stated interest rate percentage				7.875%		7.875%
Principal amount				$ 201.4		$ 201.4
Subject Notes [Member] | 4.875% Senior Notes, due June 2022 [Member]
Debt Instrument [Line Items]
Aggregate amount of debt paid		$ 33.6	9.8
Stated interest rate percentage				4.875%		4.875%
Principal amount				$ 620.8		$ 620.8
Subject Notes [Member] | 4.75% Senior Notes, due January 2024 [Member]
Debt Instrument [Line Items]
Aggregate amount of debt paid			$ 1.9
Stated interest rate percentage				4.75%		4.75%
Principal amount				$ 398.1		$ 398.1
Subject Notes [Member] | 7.375% Senior Note Payable Due June 2025 [Member]
Debt Instrument [Line Items]
Stated interest rate percentage				7.375%		7.375%
Principal amount				$ 500.0		$ 500.0
Debt Instrument Redemption Amount as Percentage of Principal				101.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amounts outstanding under credit facility				$ 0.0
Letters of credit issued				5.0
Remaining availability under credit facility				1,495.0
Matures on January 23, 2019 [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility				1,500.0
Matures on January 23, 2020 [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility				1,440.0
Matures on January 23, 2021 [Member]
Debt Instrument [Line Items]
Availability under Revolving Credit Facility				$ 1,290.0
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage				0.125%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage				0.35%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.125%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%
Base Rate [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.125%
Base Rate [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.00%